UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – High Yield Bond Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 67	0.64%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.04	3.77	4.77
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 93	0.89%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.88	3.51	4.50
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund
Class 3
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 79	0.76%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	6.95	3.64	4.65
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,430	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – High Yield Bond Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – High Yield Bond Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	2,418,622	2,273,650
Total Convertible Bonds (Cost $2,217,195)			2,273,650

Corporate Bonds & Notes 92.6%

Aerospace & Defense 1.8%
Bombardier, Inc.(a)
04/15/2027	7.875%	270,000	270,130
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	429,000	459,886
11/15/2030	9.750%	375,000	414,655
TransDigm, Inc.(a)
08/15/2028	6.750%	1,291,000	1,303,626
03/01/2029	6.375%	1,197,000	1,200,711
03/01/2032	6.625%	1,222,000	1,233,139
01/15/2033	6.000%	52,000	50,965
Total			4,933,112
Airlines 1.6%
American Airlines, Inc.(a)
05/15/2029	8.500%	130,000	136,355
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,714,301	1,710,276
04/20/2029	5.750%	1,699,753	1,686,741
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	921,964	928,000
Total			4,461,372
Automotive 1.3%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	44,000	43,560
10/01/2029	5.000%	155,000	141,721
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	550,000	505,541
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	324,000	323,903
11/15/2032	8.000%	536,000	539,227
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	600,000	597,782
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	351,000	344,523
04/23/2032	6.875%	1,095,000	1,039,799
Total			3,536,056
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	137,000	133,285
Brokerage/Asset Managers/Exchanges 2.0%
AG Issuer LLC(a)
03/01/2028	6.250%	319,000	316,275
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	1,014,000	1,051,163
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	834,000	909,716
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	893,000	887,476
Focus Financial Partners LLC(a)
09/15/2031	6.750%	598,000	594,197
Hightower Holding LLC(a)
04/15/2029	6.750%	870,000	865,113
01/31/2030	9.125%	837,000	881,095
Total			5,505,035
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	574,000	549,742
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	505,265
08/01/2030	6.500%	684,000	693,720
Interface, Inc.(a)
12/01/2028	5.500%	119,000	116,629
Masterbrand, Inc.(a)
07/15/2032	7.000%	150,000	151,084
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	185,000	185,503
Summit Materials LLC/Finance Corp.(a)
01/15/2031	7.250%	536,000	568,544
White Cap Buyer LLC(a)
10/15/2028	6.875%	596,000	588,771
Total			3,359,258
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	140,000	137,509
02/01/2028	5.000%	666,000	642,050
06/01/2029	5.375%	1,246,000	1,190,314
03/01/2030	4.750%	1,876,000	1,713,025
08/15/2030	4.500%	1,354,000	1,215,230
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2031	7.375%	135,000	137,653
02/01/2032	4.750%	764,000	670,075
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	340,000	292,783
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	175,000	141,983
CSC Holdings LLC(a)
12/01/2030	4.625%	1,355,000	704,596
02/15/2031	3.375%	2,298,000	1,620,211
DISH DBS Corp.
07/01/2026	7.750%	370,000	310,966
DISH DBS Corp.(a)
12/01/2028	5.750%	385,000	328,961
DISH Network Corp.(a)
11/15/2027	11.750%	1,035,000	1,094,668
EchoStar Corp.
11/30/2029	10.750%	1,052,209	1,131,641
EchoStar Corp.(b)
11/30/2030	6.750%	693,725	629,329
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	583,369
08/01/2027	5.000%	299,000	290,629
07/15/2028	4.000%	380,000	350,162
07/01/2030	4.125%	310,000	270,542
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,259,459
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	735,000	662,713
Ziggo BV(a)
01/15/2030	4.875%	527,000	482,216
Total			15,860,084
Chemicals 4.5%
Ashland LLC(a)
09/01/2031	3.375%	1,165,000	990,499
Avient Corp.(a)
11/01/2031	6.250%	106,000	104,771
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	483,000	499,820
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	462,267
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	615,000	623,133
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	1,052,629
HB Fuller Co.
10/15/2028	4.250%	163,000	152,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco Sarl(a)
05/15/2028	4.750%	707,000	650,448
INEOS Finance PLC(a)
04/15/2029	7.500%	827,000	847,291
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,061,000	1,119,764
Ingevity Corp.(a)
11/01/2028	3.875%	458,000	418,477
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	806,530	834,758
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	500,000	468,301
11/15/2028	9.750%	1,086,000	1,151,654
06/15/2031	7.250%	583,000	591,876
SPCM SA(a)
03/15/2027	3.125%	301,000	283,941
WR Grace Holdings LLC(a)
06/15/2027	4.875%	891,000	863,217
08/15/2029	5.625%	1,435,000	1,321,693
03/01/2031	7.375%	169,000	172,587
Total			12,609,666
Construction Machinery 1.5%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,308,000	2,113,507
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	770,808
06/15/2029	6.625%	467,000	472,691
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	667,000	681,480
03/15/2031	7.750%	167,000	174,632
Total			4,213,118
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	924,000	848,745
12/01/2028	6.125%	951,000	848,665
Match Group, Inc.(a)
06/01/2028	4.625%	858,000	817,511
02/15/2029	5.625%	276,000	268,006
Total			2,782,927
Consumer Products 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	986,000	970,641
Newell Brands, Inc.
09/15/2027	6.375%	218,000	219,807
05/15/2030	6.375%	205,000	205,710
05/15/2032	6.625%	202,000	203,364
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	326,762
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	270,279
02/01/2032	4.375%	175,000	152,507
Total			2,349,070
Diversified Manufacturing 2.6%
Chart Industries, Inc.(a)
01/01/2030	7.500%	364,000	378,554
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	947,000	948,163
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	391,000	393,088
Esab Corp.(a)
04/15/2029	6.250%	295,000	298,777
Gates Corp. (The)(a)
07/01/2029	6.875%	311,000	316,443
Madison IAQ LLC(a)
06/30/2028	4.125%	348,000	329,208
06/30/2029	5.875%	868,000	819,253
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	515,254
07/15/2032	6.500%	645,000	645,598
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	251,699
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,417,000	1,440,668
03/15/2029	6.375%	273,000	276,208
03/15/2032	6.625%	691,000	700,959
Total			7,313,872
Electric 4.6%
Alpha Generation LLC(a)
10/15/2032	6.750%	357,000	352,961
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	561,000	557,922
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,129,000	1,079,503
02/15/2031	3.750%	1,091,000	949,441
01/15/2032	3.750%	763,000	650,958
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	338,000	309,109
Lightning Power LLC(a)
08/15/2032	7.250%	225,000	231,580
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	155,000	148,263
09/15/2027	4.500%	780,000	743,369
01/15/2029	7.250%	489,000	500,463
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2028	5.750%	440,000	438,154
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,408,000	1,368,472
07/15/2029	5.750%	58,000	56,919
02/01/2033	6.000%	312,000	303,083
11/01/2034	6.250%	238,000	233,556
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	174,000	163,050
PG&E Corp.
07/01/2028	5.000%	260,000	253,955
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,349,000	1,296,075
01/15/2030	4.750%	446,000	412,942
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,099,000	1,095,730
07/31/2027	5.000%	277,000	271,711
10/15/2031	7.750%	1,107,000	1,159,628
04/15/2032	6.875%	357,000	365,429
Total			12,942,273
Environmental 1.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	103,000	103,497
GFL Environmental, Inc.(a)
08/01/2025	3.750%	633,000	626,601
01/15/2031	6.750%	436,000	448,112
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,516,000	1,514,158
Total			2,692,368
Finance Companies 3.5%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	103,000	104,655
03/15/2030	5.875%	771,000	758,086
Navient Corp.
06/25/2025	6.750%	445,000	445,744
03/15/2029	5.500%	294,000	277,283
03/15/2031	11.500%	536,000	599,610
08/01/2033	5.625%	657,000	568,270
OneMain Finance Corp.
05/15/2029	6.625%	977,000	988,956
03/15/2030	7.875%	573,000	597,797
09/15/2030	4.000%	552,000	488,640
05/15/2031	7.500%	475,000	488,039
11/15/2031	7.125%	204,000	207,782
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	816,000	836,894
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	559,000	487,016
10/15/2033	4.000%	2,287,000	1,903,921
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	58,720
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	280,000	276,554
04/15/2029	5.500%	182,000	174,780
UWM Holdings LLC(a)
02/01/2030	6.625%	449,000	446,153
Total			9,708,900
Food and Beverage 2.2%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	414,000	437,862
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	671,326
06/15/2030	6.000%	504,000	497,252
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	587,000	581,157
Performance Food Group, Inc.(a)
09/15/2032	6.125%	286,000	285,838
Post Holdings, Inc.(a)
02/15/2032	6.250%	797,000	791,481
10/15/2034	6.250%	321,000	313,570
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	463,258
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,204,000	1,113,161
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	700,000	694,549
US Foods, Inc.(a)
09/15/2028	6.875%	336,000	343,495
Total			6,192,949
Gaming 3.2%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	654,359
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	756,965
02/15/2030	7.000%	1,042,000	1,061,096
02/15/2032	6.500%	1,058,000	1,063,140
10/15/2032	6.000%	483,000	465,657
Churchill Downs, Inc.(a)
05/01/2031	6.750%	850,000	857,053
International Game Technology PLC(a)
04/15/2026	4.125%	339,000	332,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	216,000	222,485
MGM Resorts International
09/15/2029	6.125%	396,000	394,974
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	943,911
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	285,000	280,593
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,078,000	1,033,127
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	369,917
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	538,000	527,653
Total			8,963,700
Health Care 6.7%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	182,297
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	131,886
04/15/2029	5.000%	1,199,000	1,119,541
Avantor Funding, Inc.(a)
07/15/2028	4.625%	429,000	409,361
11/01/2029	3.875%	1,334,000	1,219,628
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	531,000	552,290
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	236,198
03/15/2029	3.750%	249,000	228,173
03/15/2031	4.000%	291,000	259,125
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	350,000	335,632
04/15/2029	6.875%	654,000	492,953
05/15/2030	5.250%	1,703,000	1,400,011
01/15/2032	10.875%	479,000	494,192
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	434,000	443,791
DaVita, Inc.(a)
06/01/2030	4.625%	360,000	330,690
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	50,000	48,110
IQVIA, Inc.(a)
05/15/2030	6.500%	270,000	274,966
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	544,000	549,537
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	941,000	871,705
10/01/2029	5.250%	2,252,000	2,168,123
Select Medical Corp.(a)
12/01/2032	6.250%	527,000	507,334
Star Parent, Inc.(a)
10/01/2030	9.000%	1,473,000	1,530,031
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	457,000	466,230
Teleflex, Inc.
11/15/2027	4.625%	693,000	672,045
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	211,655
Tenet Healthcare Corp.
02/01/2027	6.250%	1,061,000	1,059,268
11/01/2027	5.125%	1,798,000	1,763,080
10/01/2028	6.125%	419,000	418,464
06/15/2030	6.125%	446,000	443,263
Total			18,819,579
Home Construction 0.0%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	102,000	95,702
Independent Energy 4.6%
Baytex Energy Corp.(a)
04/30/2030	8.500%	563,000	576,585
03/15/2032	7.375%	553,000	538,990
Civitas Resources, Inc.(a)
11/01/2030	8.625%	307,000	321,646
07/01/2031	8.750%	726,000	756,925
CNX Resources Corp.(a)
01/15/2029	6.000%	342,000	335,243
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,884,000	1,848,893
Comstock Resources, Inc.(a)
03/01/2029	6.750%	290,000	282,631
01/15/2030	5.875%	154,000	143,941
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	461,000	467,309
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,877,381
02/01/2029	5.750%	418,000	398,791
11/01/2033	8.375%	399,000	407,394
02/15/2035	7.250%	966,000	909,149
Matador Resources Co.(a)
04/15/2028	6.875%	333,000	337,547
04/15/2032	6.500%	760,000	750,488
04/15/2033	6.250%	345,000	335,371
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
01/15/2032	7.000%	1,032,000	1,049,201
02/01/2033	6.250%	349,000	344,590
SM Energy Co.
07/15/2028	6.500%	273,000	271,514
SM Energy Co.(a)
08/01/2029	6.750%	342,000	338,592
08/01/2032	7.000%	609,000	599,670
Total			12,891,851
Leisure 3.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	491,000	465,338
Carnival Corp.(a)
08/01/2028	4.000%	882,000	835,619
08/15/2029	7.000%	520,000	541,464
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	1,323,000	1,409,377
Cinemark USA, Inc.(a)
07/15/2028	5.250%	372,000	362,561
08/01/2032	7.000%	200,000	203,997
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	286,997
NCL Corp., Ltd.(a)
02/15/2027	5.875%	426,000	424,847
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	140,000	139,872
09/30/2031	5.625%	530,000	521,220
03/15/2032	6.250%	242,000	245,125
02/01/2033	6.000%	689,000	687,434
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	679,000	693,360
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	753,000	762,810
Vail Resorts, Inc.(a)
05/15/2032	6.500%	404,000	408,360
Viking Cruises Ltd.(a)
07/15/2031	9.125%	585,000	628,604
Total			8,616,985
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	294,000	289,037
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	370,000	330,861
01/15/2032	6.625%	435,000	436,410
Total			1,056,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.7%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	835,000	753,006
09/15/2028	9.000%	261,000	273,271
06/01/2029	7.500%	135,000	118,168
04/01/2030	7.875%	635,000	653,397
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	739,000	711,553
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	157,700	137,199
05/01/2030	10.875%	180,000	138,080
08/15/2030	7.750%	327,520	256,260
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	168,000	171,995
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	877,000	809,733
02/15/2031	7.375%	1,445,000	1,510,121
Roblox Corp.(a)
05/01/2030	3.875%	1,266,000	1,141,047
Univision Communications, Inc.(a)
08/15/2028	8.000%	549,000	559,036
06/30/2030	7.375%	478,000	457,766
Total			7,690,632
Metals and Mining 2.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	274,000	283,164
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	201,873
10/01/2031	5.125%	886,000	832,869
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	225,000	222,508
Constellium SE(a)
04/15/2029	3.750%	1,466,000	1,327,025
08/15/2032	6.375%	631,000	612,699
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,204,000	1,187,078
04/01/2029	6.125%	696,000	697,656
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	900,000	794,049
Novelis Corp.(a)
01/30/2030	4.750%	1,043,000	967,047
08/15/2031	3.875%	267,000	230,151
Total			7,356,119
Midstream 4.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	453,000	456,497
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,241,000	1,133,214
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,296,000	1,340,384
EQM Midstream Partners LP(a)
06/01/2027	7.500%	226,000	230,515
07/01/2027	6.500%	503,000	509,756
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,236,160
06/01/2026	6.000%	1,107,000	1,107,696
04/28/2027	5.625%	124,000	123,281
Sunoco LP(a)
05/01/2029	7.000%	543,000	557,228
05/01/2032	7.250%	512,000	528,876
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,237,000	1,228,429
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,211,000	1,086,597
11/01/2033	3.875%	2,256,000	1,939,897
Venture Global LNG, Inc.(a),(c),(d)
	9.000%	726,000	759,224
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	344,000	380,158
01/15/2030	7.000%	393,000	399,002
02/01/2032	9.875%	369,000	405,469
Total			13,422,383
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	348,000	348,208
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	266,000	271,276
Nabors Industries Ltd.(a)
01/15/2028	7.500%	452,000	419,473
Nabors Industries, Inc.(a)
05/15/2027	7.375%	460,000	459,629
01/31/2030	9.125%	526,000	534,504
08/15/2031	8.875%	778,000	722,511
Noble Finance II LLC(a)
04/15/2030	8.000%	388,000	391,779
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	431,154	441,161
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,780,000	1,815,791
Transocean, Inc.(a)
05/15/2031	8.500%	540,000	529,540
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	269,000	273,635
Total			6,207,507
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	290,000	276,420
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	253,000	255,935
Total			532,355
Other REIT 1.9%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	472,000	484,887
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	175,000	174,765
02/01/2027	4.250%	1,856,000	1,789,787
06/15/2029	4.750%	192,000	181,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	570,000	558,088
05/15/2029	4.875%	501,000	471,225
02/01/2030	7.000%	243,000	246,493
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	167,000	171,277
04/01/2032	6.500%	428,000	430,003
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	336,219
Service Properties Trust(a)
11/15/2031	8.625%	344,000	358,467
XHR LP(a)
05/15/2030	6.625%	176,000	176,571
Total			5,378,942
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,830,000	1,572,322
Canpack SA/US LLC(a)
11/15/2029	3.875%	939,000	847,968
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	280,000	283,710
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	614,446
08/15/2027	8.500%	530,000	528,912
Total			3,847,358
Paper 0.1%
Glatfelter Corp.(a)
11/15/2031	7.250%	444,000	434,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	84,000	83,806
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	405,000	396,358
01/31/2027	8.500%	110,000	90,697
08/15/2027	5.750%	170,000	147,947
06/01/2028	4.875%	871,000	698,340
09/30/2028	11.000%	151,000	143,411
02/15/2029	6.250%	169,000	104,643
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,539,000	1,414,952
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	342,128
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	388,125
04/30/2031	5.125%	611,000	549,404
Total			4,359,811
Property & Casualty 4.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	2,473,000	2,452,547
04/15/2028	6.750%	611,000	611,530
10/01/2031	6.500%	319,000	315,900
10/01/2032	7.375%	690,000	696,013
AmWINS Group, Inc.(a)
02/15/2029	6.375%	552,000	554,442
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	140,000	144,348
AssuredPartners, Inc.(a)
01/15/2029	5.625%	723,000	730,776
02/15/2032	7.500%	153,000	164,911
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,306,000	1,263,316
HUB International, Ltd.(a)
06/15/2030	7.250%	2,112,000	2,165,546
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	931,000	940,150
Radian Group, Inc.
03/15/2027	4.875%	235,000	233,190
05/15/2029	6.200%	198,000	203,276
Ryan Specialty LLC(a)
08/01/2032	5.875%	722,000	714,502
USI, Inc.(a)
01/15/2032	7.500%	329,000	340,211
Total			11,530,658
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	854,000	858,482
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	955,000	985,125
Total			1,843,607
Refining 0.2%
HF Sinclair Corp.
04/15/2027	6.375%	659,000	668,291
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	462,000	454,759
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	130,000	120,335
01/15/2030	6.750%	160,000	147,525
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	639,985
Total			1,362,604
Retailers 1.8%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	187,449
02/15/2032	5.000%	201,000	183,960
Belron UK Finance PLC(a)
10/15/2029	5.750%	283,000	283,953
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	201,000	208,549
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	411,459
01/15/2030	6.375%	178,000	178,706
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	280,420
02/15/2031	9.000%	183,000	195,112
L Brands, Inc.(a)
07/01/2025	9.375%	200,000	203,411
10/01/2030	6.625%	719,000	724,576
L Brands, Inc.
06/15/2029	7.500%	145,000	149,407
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	299,000	279,188
08/01/2031	8.250%	267,000	276,719
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	294,904
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	275,000	265,754
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	1,006,000	882,145
Total			5,005,712
Technology 11.2%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	619,000	624,303
Block, Inc.(a)
05/15/2032	6.500%	868,000	876,905
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	487,335
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	556,000	563,908
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	337,000	333,454
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	811,000	755,206
07/01/2029	4.875%	963,000	897,870
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,624,000	1,649,393
06/30/2032	8.250%	1,367,000	1,409,452
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,288,000	1,253,644
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	262,000	262,862
Entegris Escrow Corp.(a)
04/15/2029	4.750%	1,084,000	1,037,782
06/15/2030	5.950%	787,000	779,179
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,278,000	1,338,839
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	771,117
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	700,703
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,028,000	1,052,976
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	298,000	281,887
05/30/2029	9.500%	1,350,000	1,414,458
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	395,000	363,678
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	889,093
01/15/2033	6.250%	295,000	294,280
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,638,000	1,557,504
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	952,000	1,029,886
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	746,000	716,998
04/15/2029	5.125%	513,000	490,902
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,122,000	1,044,364
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,721,000	1,688,997
Seagate HDD
12/15/2029	8.250%	311,000	331,356
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	491,000	490,187
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,157,132
08/15/2032	6.750%	320,000	325,566
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	386,000	389,428
Synaptics, Inc.(a)
06/15/2029	4.000%	605,000	550,966
UKG, Inc.(a)
02/01/2031	6.875%	1,095,000	1,111,131
Zebra Technologies Corp.(a)
06/01/2032	6.500%	962,000	975,188
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,627,000	1,474,975
Total			31,372,904
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	360,000	371,363
02/15/2031	8.000%	658,000	673,332
Total			1,044,695
Wireless 1.4%
Altice France Holding SA(a)
02/15/2028	6.000%	1,135,000	296,138
Altice France SA(a)
07/15/2029	5.125%	1,853,000	1,389,700
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,302,830
07/15/2031	4.750%	1,182,000	1,015,002
Total			4,003,670
Wirelines 1.5%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	597,000	630,885
03/15/2031	8.625%	778,000	827,324
Iliad Holding SAS(a)
10/15/2028	7.000%	908,000	922,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%	339,000	359,970
04/15/2032	7.000%	385,000	387,526
Optics Bidco SpA(a)
07/18/2036	7.200%	91,000	93,235
06/04/2038	7.721%	314,000	331,661
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	695,000	717,715
Total			4,270,432
Total Corporate Bonds & Notes (Cost $261,630,043)			259,369,435

Foreign Government Obligations(e) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	444,000	441,912
11/15/2028	8.500%	1,087,000	1,150,913
02/15/2030	9.000%	637,000	671,946
12/01/2031	7.000%	276,000	275,086
Total			2,539,857
Total Foreign Government Obligations (Cost $2,484,594)			2,539,857

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.221%	276	269
Property & Casualty 0.1%
Truist Insurance Holdings LLC(f),(g)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.079%	270,491	276,295
Retailers 0.5%
PetSmart LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.207%	1,377,624	1,370,736
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.8%
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	7.957%	749,171	752,453
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.207%	348,000	344,520
DCert Buyer, Inc.(f),(g),(h)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.357%	52,667	42,134
Ellucian Holdings, Inc.(f),(g)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/15/2032	9.107%	639,000	649,652
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	586,513	590,231
Total			2,378,990
Total Senior Loans (Cost $4,002,411)			4,026,290

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(i),(j)	7,429,073	7,427,587
Total Money Market Funds (Cost $7,427,524)		7,427,587
Total Investments in Securities (Cost: $277,761,767)		275,636,819
Other Assets & Liabilities, Net		4,616,832
Net Assets		280,253,651
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $241,648,477, which represents 86.22% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(d)	Perpetual security with no specified maturity date.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at December 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	3,421,439	70,426,422	(66,419,995)	(279)	7,427,587	(215)	290,550	7,429,073
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	2,273,650	—	2,273,650
Corporate Bonds & Notes	—	259,369,435	—	259,369,435
Foreign Government Obligations	—	2,539,857	—	2,539,857
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Senior Loans	—	3,984,156	42,134	4,026,290
Money Market Funds	7,427,587	—	—	7,427,587
Total Investments in Securities	7,427,587	268,167,098	42,134	275,636,819
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $270,334,243)	$268,209,232
Affiliated issuers (cost $7,427,524)	7,427,587
Cash	24,703
Receivable for:
Investments sold	1,474
Investments sold on a delayed delivery basis	607,995
Capital shares sold	12,509
Dividends	26,337
Interest	4,321,480
Foreign tax reclaims	7,966
Expense reimbursement due from Investment Manager	1,055
Prepaid expenses	4,781
Total assets	280,645,119
Liabilities
Payable for:
Capital shares redeemed	201,452
Management services fees	5,044
Distribution and/or service fees	1,245
Service fees	27,502
Compensation of chief compliance officer	48
Accounting services fees	21,249
Compensation of board members	464
Other expenses	17,713
Deferred compensation of board members	116,751
Total liabilities	391,468
Net assets applicable to outstanding capital stock	$280,253,651
Represented by
Paid in capital	285,400,446
Total distributable earnings (loss)	(5,146,795)
Total - representing net assets applicable to outstanding capital stock	$280,253,651
Class 1
Net assets	$5,943,310
Shares outstanding	964,834
Net asset value per share	$6.16
Class 2
Net assets	$90,109,392
Shares outstanding	14,817,961
Net asset value per share	$6.08
Class 3
Net assets	$184,200,949
Shares outstanding	30,008,508
Net asset value per share	$6.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$290,550
Interest	18,810,691
Foreign taxes withheld	(1,260)
Total income	19,099,981
Expenses:
Management services fees	1,848,421
Distribution and/or service fees
Class 2	217,157
Class 3	236,348
Service fees	208,714
Custodian fees	6,523
Printing and postage fees	34,394
Accounting services fees	41,999
Legal fees	15,009
Compensation of chief compliance officer	47
Compensation of board members	13,375
Deferred compensation of board members	27,964
Other	9,954
Total expenses	2,659,905
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(409,707)
Total net expenses	2,250,198
Net investment income	16,849,783
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,093,463)
Investments — affiliated issuers	(215)
Net realized loss	(3,093,678)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,933,426
Investments — affiliated issuers	(279)
Net change in unrealized appreciation (depreciation)	4,933,147
Net realized and unrealized gain	1,839,469
Net increase in net assets resulting from operations	$18,689,252
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$16,849,783	$15,796,296
Net realized loss	(3,093,678)	(7,346,027)
Net change in unrealized appreciation (depreciation)	4,933,147	23,437,035
Net increase in net assets resulting from operations	18,689,252	31,887,304
Distributions to shareholders
Net investment income and net realized gains
Class 1	(286,473)	(160,514)
Class 2	(4,945,873)	(4,078,093)
Class 3	(10,787,932)	(10,167,032)
Total distributions to shareholders	(16,020,278)	(14,405,639)
Decrease in net assets from capital stock activity	(1,874,876)	(3,576,816)
Total increase in net assets	794,098	13,904,849
Net assets at beginning of year	279,459,553	265,554,704
Net assets at end of year	$280,253,651	$279,459,553

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	343,837	2,117,431	208,154	1,225,754
Distributions reinvested	47,825	286,473	27,819	160,514
Shares redeemed	(43,815)	(269,505)	(20,931)	(122,844)
Net increase	347,847	2,134,399	215,042	1,263,424
Class 2
Shares sold	1,947,007	11,846,032	5,717,483	32,701,314
Distributions reinvested	835,451	4,945,873	714,202	4,078,093
Shares redeemed	(1,947,639)	(11,806,826)	(5,089,366)	(30,215,172)
Net increase	834,819	4,985,079	1,342,319	6,564,235
Class 3
Shares sold	381,835	2,334,200	124,393	731,643
Distributions reinvested	1,807,024	10,787,932	1,765,109	10,167,032
Shares redeemed	(3,608,242)	(22,116,486)	(3,800,156)	(22,303,150)
Net decrease	(1,419,383)	(8,994,354)	(1,910,654)	(11,404,475)
Total net decrease	(236,717)	(1,874,876)	(353,293)	(3,576,816)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$6.11	0.38	0.04	0.42	(0.37)	—	(0.37)
Year Ended 12/31/2023	$5.76	0.35	0.33	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$6.85	0.31	(1.03)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	—	(0.36)
Year Ended 12/31/2020	$6.83	0.34	0.09	0.43	(0.39)	—	(0.39)
Class 2
Year Ended 12/31/2024	$6.03	0.36	0.05	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.69	0.33	0.33	0.66	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.77	0.29	(1.01)	(0.72)	(0.32)	(0.04)	(0.36)
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	—	(0.34)
Year Ended 12/31/2020	$6.76	0.32	0.09	0.41	(0.38)	—	(0.38)
Class 3
Year Ended 12/31/2024	$6.09	0.37	0.04	0.41	(0.36)	—	(0.36)
Year Ended 12/31/2023	$5.74	0.34	0.33	0.67	(0.32)	—	(0.32)
Year Ended 12/31/2022	$6.83	0.30	(1.02)	(0.72)	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	—	(0.35)
Year Ended 12/31/2020	$6.81	0.33	0.09	0.42	(0.38)	—	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$6.16	7.04%	0.79%	0.64%	6.17%	39%	$5,943
Year Ended 12/31/2023	$6.11	12.19%	0.78%	0.65%	5.98%	31%	$3,768
Year Ended 12/31/2022	$5.76	(10.54% )	0.78%	0.66%	5.21%	40%	$2,314
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Year Ended 12/31/2020	$6.87	6.67%	0.78%	0.67%	5.17%	59%	$563
Class 2
Year Ended 12/31/2024	$6.08	6.88%	1.04%	0.89%	5.91%	39%	$90,109
Year Ended 12/31/2023	$6.03	11.87%	1.03%	0.90%	5.73%	31%	$84,374
Year Ended 12/31/2022	$5.69	(10.78% )	1.02%	0.91%	4.87%	40%	$71,928
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Year Ended 12/31/2020	$6.79	6.31%	1.02%	0.92%	4.89%	59%	$71,989
Class 3
Year Ended 12/31/2024	$6.14	6.95%	0.91%	0.76%	6.04%	39%	$184,201
Year Ended 12/31/2023	$6.09	12.08%	0.91%	0.77%	5.82%	31%	$191,318
Year Ended 12/31/2022	$5.74	(10.70% )	0.90%	0.79%	4.99%	40%	$191,313
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
Year Ended 12/31/2020	$6.85	6.55%	0.89%	0.80%	5.03%	59%	$253,841
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
37,369	(37,369)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
16,020,278	—	16,020,278	14,405,639	—	14,405,639
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
16,703,994	—	(19,370,544)	(2,363,494)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
278,000,313	4,169,120	(6,532,614)	(2,363,494)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(3,309,612)	(16,060,932)	(19,370,544)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $105,987,291 and $113,882,814, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 89.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – High Yield Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – High Yield Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, broker and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – High Yield Bond Fund  | 2024

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7010_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025